SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
2023	$ 18,883
2024	28,892
2025	29,758
2026	30,651
2027	10,317
Total lease payments	118,501
Less: Imputed interest	(13,612)
Present value of lease liabilities	$ 104,889	$ 110,138	$ 135,182